Schedule of Plant and Equipment (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Equipment and machinery	$ 5,532,193	$ 5,469,683	$ 5,633,421
Factory and Building	5,517,968	5,455,619
Furniture and office equipment	4,306	4,257	3,505
Auto vehicles	23,915	23,645	19,783
Leasehold improvement	162,778	118,673	122,124
Minus: Accumulated depreciation and amortization	(2,536,802)	(2,010,404)	(1,497,885)
Plant and equipment, net		9,061,473	4,280,948
Construction in progress			2,518,836
Property plant and equipment, net	$ 8,704,358	$ 9,061,473	$ 6,799,784